Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Undiscounted Balances of Financial Liabilities

The following tables show the undiscounted balances of the financial liabilities (including interest expense) categorized by time from the end of the period under review to the contractual maturity date:

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Carrying amounts
At December 31, 2017
Long-term bank loans	412	444	1,329	2,567	3,883
Corporate bonds	544	17,282	1,049	—	17,981
Promissory notes	18,440	—	—	—	17,960
Other obligations	3,006	293	48	47	3,419
Accounts payable and accrued liabilities	125,260	—	—	—	125,260
Amounts due to related parties	8,138	—	—	—	8,126
Amounts due to ultimate holding company	2,184	—	—	—	2,176
Amounts due to domestic carriers	2,538	—	—	—	2,538
Commercial papers	9,127	—	—	—	8,991
Short-term bank loans	22,945	—	—	—	22,500

	192,594	18,019	2,426	2,614	212,834

At December 31, 2018
Long-term bank loans	452	439	1,334	2,150	3,614
Corporate bonds	17,282	34	1,015	—	17,993
Other obligations	2,853	32	48	49	3,034
Accounts payable and accrued liabilities	122,458	—	—	—	122,458
Amounts due to related parties	8,977	132	3,436	—	11,885
Amounts due to ultimate holding company	1,214	—	—	—	1,214
Amounts due to domestic carriers	2,144	—	—	—	2,144
Short-term bank loans	15,449	—	—	—	15,085

	170,829	637	5,833	2,199	177,427

Summary of Debt-to-Capitalization Ratios

The Group’s debt-to-capitalization ratios are as follows:

	2017	2018
Interest-bearing debts:
- Commercial papers	8,991	—
- Short-term bank loans	22,500	15,085
- Long-term bank loans	3,473	3,173
- Corporate bonds	17,981	999
- Obligations under finance lease included in other obligations	231	6
- Amounts due to ultimate holding company	1,344	—
- Amounts due to related parties	475	3,090
- Current portion of long-term bank loans	410	441
- Current portion of promissory notes	17,960	—
- Current portion of corporate bonds	—	16,994
- Current portion of obligations under finance lease	461	234

	73,826	40,022

Total equity:	304,347	314,286

Interest-bearing debts plus total equity	378,173	354,308

Debt-to-capitalization ratio	19.5%	11.3%

Summary of Assets Measured at Fair Value

The following table presents the Group’s assets that are measured at fair value at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Financial assets at fair value through other comprehensive income
- Equity securities
-Listed	4,228	—	—	4,228
-Unlisted	—	—	58	58

	4,228	—	58	4,286

Financial assets at fair value through profit and loss
- Equity securities
-Unlisted	—	—	63	63
-Wealth management products	—	97	—	97

Total	4,228	97	121	4,446

The following table presents the Group’s assets that are measured at fair value at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Financial assets at fair value through other comprehensive income
- Equity securities
-Listed	3,845	—	—	3,845
-Unlisted	—	—	58	58

	3,845	—	58	3,903

Financial assets at fair value through profit and loss
- Equity securities
-Unlisted	—	—	200	200
-Wealth management products	—	570	—	570

Total	3,845	570	258	4,673

Summary of Financial Instruments Measured at Carrying Value that are not Materially Different from their Fair Values

The carrying amounts of the Group’s financial instruments carried at amortized cost are not materially different from their fair values as of December 31, 2017 and 2018. Their carrying amounts, fair values and the level of fair values hierarchy are disclosed below:

	Carrying amount as of December 31, 2017	Fair value as of December 31, 2017	Carrying amount as of December 31, 2018	Fair value as of December 31, 2018	Fair value measurement as of December 31, 2018 categorized into
					Level 1	Level 2	Level 3
Non-current portion of long-term bank loans	3,473	3,187	3,173	3,098	—	3,098	—
Non-current portion of corporate bonds	17,981	17,712	999	1,014	1,014	—	—

Foreign exchange risk [member]
Statement [LineItems]
Summary of Foreign Exchange Risk

The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate and have been translated to RMB at the applicable rates quoted by the People’s Bank of China (“PBOC”) as of December 31, 2017 and 2018.

	2017			2018
	Original currency millions	Exchange rate	RMB equivalent millions	Original currency millions	Exchange rate	RMB equivalent millions
Cash and cash equivalents:
- denominated in HK dollars	508	0.84	425	66	0.88	58
- denominated in US dollars	150	6.53	980	114	6.86	783
- denominated in Euro	12	7.80	95	16	7.85	123
- denominated in Japanese Yen	17	0.06	1	17	0.06	1
- denominated in SGD	—	4.88	1	—	5.01	—
- denominated in GBP	1	8.78	10	—	8.68	1
- denominated in CHF	—	6.68	—	—	6.95	1

Sub-total			1,512			967

Accounts receivable:
- denominated in HK dollars	—	0.84	—	1	0.88	1
- denominated in US dollars	229	6.53	1,496	233	6.86	1,599
- denominated in Euro	2	7.80	16	1	7.85	8

Sub-total			1,512			1,608

Financial assets at fair value through other comprehensive income:
- denominated in Euro	522	7.80	4,070	471	7.85	3,698

Total			7,094			6,273

Borrowings:
- denominated in US dollars	43	6.53	278	37	6.86	252
- denominated in Euro	9	7.80	72	8	7.85	62
- denominated in HK dollars	520	0.84	435	2	0.88	2

Sub-total			785			316

Accounts payable:
- denominated in US dollars	58	6.53	379	73	6.86	501
- denominated in Euro	2	7.80	16	1	7.85	8

Sub-total			395			509

Total			1,180			825